-------------------------
                                  ANNUAL REPORT
                           -------------------------
                                December 31, 1998
                           -------------------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report another very successful year for the Value Line Special Situations Fund. The Fund's total return in 1998 was 29.88%. This compared with a loss of 2.77% for the unmanaged Russell 2000 Index, the benchmark for small-capitalization stocks, and a total return of 28.58% for the unmanaged Standard & Poor's 500, the large-cap index. The Fund's peer group, as measured by the Lipper Mid-cap Fund Index, gained 12.16%.

Your Fund finished in the top 10% of its peer group in both 1997 and 1998. It was in late 1996 that we instituted a new investment process. This process emphasizes stocks with strong earnings momentum and price momentum. When a company reports mediocre earnings or when its stock performance reveals that investors are seeking the exits, we sell at the first good opportunity. This discipline keeps your Fund invested in winners, and has proved to be a winning strategy. Our buying and selling activity is greater than that of the average fund, but the added trading costs are well worth the payoff.

The best-performing sector of the 1998 stock market was technology, and your Fund remains overweighted in this sector relative to the market indexes. This includes investment in many diverse technology subsectors, including computer hardware, specialized software serving a broad array of customers and purposes, telecommunications equipment, semiconductors, electronics, and the Internet. Internet stocks provided us with excellent trading opportunities in 1998, and we expect more in 1999, but their high volatility dictates handling with care. For that matter, volatility is a characteristic of the entire fast-changing technology sector. This is the tradeoff for investing in what will remain a rapidly-growing part of the economy for many years to come.

Volatility introduces the topic of risk control, which is a never-ending concern that we address on a daily basis. Foremost among our risk control techniques is an emphasis on diversification. Your Fund holds about 350 different stocks in a wide variety of industries. Holdings of conservative telephone, electric utility, defense industry, and grocery store stocks, for example, provide some counterbalance to the technology shares. In addition, since no single holding represents as much as even 1% of total assets, an unpleasant surprise by any one company will cause only a minor hit to the fund's performance.

We will stick to our disciplined investment process, and we thank you for your continued confidence.

                                         Sincerely,


                                         /s/ Jean Bernhard Buttner

                                         Jean Bernhard Buttner
                                         Chairman and President

February 1, 1999

--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.


Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

Steady growth and low inflation continue to be two of the dominant themes in the domestic economy at this time. This enviable performance is underscored by reports that show persisting strength in consumer spending, housing construction, personal income, and employment. Such trends suggest that the economy will expand by more than 3% during the opening quarter of 1999. At the same time, inflation remains quiescent, with producer and consumer price increases still modest, overall, and with selective industrial sectors finding it difficult to implement price increases. In some instances, prices are actually falling.

We believe this modest pace of economic activity will continue over the next several months, with growth averaging 2.5%-3.0% for the year as a whole. Our sense, as well, is that the economic crisis that is still afflicting much of Asia and parts of Latin America (especially Brazil) will gradually recede over the next 12 to 18 months. At the same time, we expect inflation to remain subdued. The Federal Reserve, encouraged by this benign state of economic affairs, will probably maintain its current monetary stance over the next several months, at least. Any subsequent adjustment in rates will probably be modest given the likely absence of excesses in growth or inflation in the domestic economy.

*Performance Data:

                                                                     Growth of
                                                     Average        an Assumed
                                                     Annual        Investment of
                                                  Total Return        $10,000
                                                  ------------     -------------
 1 year ended 12/31/98 ......................         29.88%           $12,988
 5 years ended 12/31/98  ....................         19.11%           $23,974
10 years ended 12/31/98  ....................         15.33%           $41,624

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Special Situations Fund, Inc.


--------------------------------------------------------------------------------

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE VALUE LINE SPECIAL SITUATIONS FUND
                          AND THE S&P 500 STOCK INDEX*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Value Line Special Situations Fund       S & P 500
            ----------------------------------     --------------
      1/89              $10,000                       $10,000
      3/89              $11,093                       $10,707
      6/89              $12,026                       $11,651
      9/89              $12,897                       $12,897
     12/89              $12,193                       $13,161
      3/90              $12,193                       $12,767
      6/90              $13,078                       $13,568
      9/90              $10,981                       $11,706
     12/90              $11,650                       $12,760
      3/91              $14,306                       $14,613
      6/91              $13,619                       $14,580
      9/91              $15,057                       $15,360
     12/91              $15,915                       $16,647
      3/92              $15,372                       $16,227
      6/92              $13,229                       $16,535
      9/92              $13,151                       $17,056
     12/92              $15,366                       $17,915
      3/93              $14,494                       $18,697
      6/93              $15,493                       $18,788
      9/93              $17,168                       $19,274
     12/93              $17,362                       $19,721
      3/94              $16,552                       $18,973
      6/94              $14,811                       $19,053
      9/94              $17,403                       $19,985
     12/94              $17,541                       $19,982
      3/95              $18,736                       $21,927
      6/95              $20,463                       $24,020
      9/95              $23,341                       $25,929
     12/95              $22,621                       $27,490
      3/96              $23,373                       $28,965
      6/96              $23,666                       $30,265
      9/96              $23,368                       $31,201
     12/96              $24,260                       $33,802
      3/97              $24,260                       $34,704
      6/97              $24,260                       $40,762
      9/97              $24,260                       $43,819
     12/97              $32,048                       $45,077
      3/98              $32,048                       $51,364
      6/98              $32,048                       $53,060
      9/98              $32,048                       $47,782
     12/98              $41,624                       $57,958


                     (Period covered is 1/1/89 to 12/31/98)

--------------------------------------------------------------------------------
* The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.


Portfolio Highlights at December 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                  Value       Percentage of
Issue                                                             Shares     (in thousands)    Net Assets
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp. ........................      6,900         $1,275          0.7%
General Electric Co. .........................................     12,000          1,225          0.6
Amgen Inc. ...................................................     10,500          1,098          0.6
Century Telephone Enterprises, Inc. ..........................     14,750            996          0.5
Time Warner Inc. .............................................     16,000            993          0.5
Wal-Mart Stores, Inc. ........................................     12,000            977          0.5
ResMed Inc. ..................................................     20,800            944          0.5
QLogic Corp. .................................................      7,000            916          0.5
Tarrant Apparel Group ........................................     23,000            914          0.5
Biogen, Inc. .................................................     11,000            913          0.5

Five Largest Industry Categories
                                                                   Value        Percentage of
Industry                                                      (in thousands)     Net Assets
-----------------------------------------------------------------------------------------------------------
Computer Software & Services .................................    $20,535           10.8%
Retail-Special Lines .........................................     12,061            6.3
Medical Supplies .............................................      9,623            5.1
Drug .........................................................      9,047            4.7
Telecommunication Services ...................................      8,601            4.5

Five Largest Net Security Purchases*
                                                                   Cost
Issue                                                         (in thousands)
-----------------------------------------------------------------------------------------------------------
General Electric Co. .........................................    $ 1,099
International Business Machines Corp. ........................        878
Amgen Inc. ...................................................        767
Chase Manhattan Corp. (The)...................................        754
McGraw-Hill Companies, Inc. (The) ............................        694

Five Largest Net Security Sales*
                                                                 Proceeds
Issue                                                         (in thousands)
-----------------------------------------------------------------------------------------------------------
Allegiance Corp. .............................................    $   742
Cisco Systems, Inc. ..........................................        665
Federal-Mogul Corp. ..........................................        544
UniCapital Corp. .............................................        539
CMGI, Inc. ...................................................        513


* For the six month period ended 12/31/98


--------------------------------------------------------------------------------
                                                                               5

The Value Line Special Situations Fund, Inc.

Schedule of Investments

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (90.7%)

            ADVERTISING (1.7%)
 11,000     ADVO, Inc.*............................................   $    290
  9,000     Big Flower Holdings, Inc.*.............................        199
  6,000     HA-LO Industries, Inc.*................................        226
 21,000     Harte-Hanks Inc........................................        598
  7,000     Lamar Advertising Co.
                Class "A"*.........................................        261
 12,000     Omnicom Group, Inc.....................................        696
 14,000     TMP Worldwide Inc.*....................................        588
 11,000     Young & Rubicam Inc.*..................................        356
                                                                      --------
                                                                         3,214

            AEROSPACE/
              DEFENSE (1.3%)
 14,400     Engineered Support
                Systems, Inc.......................................        214
 11,000     General Dynamics Corp..................................        645
 13,000     Gulfstream Aerospace Corp.*............................        692
  3,000     Litton Industries, Inc.*...............................        196
 12,000     Orbital Sciences Corp.*................................        531
  4,000     Primex Technologies, Inc...............................        170
                                                                      --------
                                                                         2,448

            AIR TRANSPORT (0.7%)
 12,500     Comair Holdings, Inc...................................        422
 18,000     Mesaba Holdings, Inc.*.................................        371
 18,000     SkyWest, Inc...........................................        588
                                                                      --------
                                                                         1,381

            APPAREL (1.1%)
 24,000     Chico's FAS, Inc.*.....................................        561
 18,000     Quiksilver, Inc.*......................................        540
 23,000     Tarrant Apparel Group*.................................        914
                                                                      --------
                                                                         2,015

            AUTO PARTS-ORIGINAL
              EQUIPMENT (0.3%)
 10,000     Arvin Industries, Inc..................................        417
    800     Borg-Warner
                Automotive, Inc....................................         45
  6,000     Strattec Security Corp.*...............................        180
                                                                      --------
                                                                           642

            AUTO PARTS-
              REPLACEMENT (0.5%)
 14,000     Midas, Inc.............................................        436
 12,000     O'Reilly Automotive, Inc.*.............................        567
                                                                      --------
                                                                         1,003

            BANK (1.0%)
 13,500     AmSouth Bancorporation.................................        616
 11,000     Chase Manhattan Corp. (The)............................        749
  9,000     First Union Corp.......................................        547
                                                                      --------
                                                                         1,912

            BANK-MIDWEST (1.3%)
  8,000     Comerica Inc...........................................        545
 12,000     Fifth Third Bancorp....................................        856
 14,000     First Tennessee
                National Corp......................................        533
 12,000     Old Kent Financial Corp................................        558
                                                                      --------
                                                                         2,492

            BEVERAGE-
              ALCOHOLIC (0.7%)
 13,000     Canandaigua Brands, Inc.
                Class "A"*.........................................        752
 10,000     Coors (Adolph) Co.
                Class "B"..........................................        564
                                                                      --------
                                                                         1,316

--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            BUILDING
              MATERIALS (1.0%)
 14,000     Elcor Corp.............................................   $    452
 16,000     Granite Construction Inc...............................        537
 14,000     Jacobs Engineering
                  Group Inc.*......................................        570
 15,000     Johns Manville Corp....................................        247
  6,000     NCI Building Systems, Inc.*............................        169
                                                                      --------
                                                                         1,975

            CABLE TV (1.4%)
 11,600     Cablevision Systems Corp.
                Class "A"*.........................................        582
 22,500     Century Communications
                Corp. Class "A"*...................................        714
 12,000     Comcast Corp. Class "A"................................        704
 15,000     EchoStar Communications
                Corp. Class "A"*...................................        726
                                                                      --------
                                                                         2,726

            CEMENT &
              AGGREGATES (0.3%)
  4,000     CalMat Co..............................................        124
 13,000     Centex Construction
                Products, Inc......................................        528
                                                                      --------
                                                                           652

            CHEMICAL--
              DIVERSIFIED (0.1%)
  7,900     Spartech Corp..........................................        174

            COAL/ALTERNATE
              ENERGY (0.2%)
  6,800     AES Corp.*.............................................        322

            COMPUTER &
              PERIPHERALS (3.4%)
  9,000     American Power
                Conversion Corp.*..................................        436
 17,000     Apple Computer, Inc.*..................................        696
 15,000     Compaq Computer Corp...................................        629
 18,000     Cybex Computer
                Products Corp.*....................................        529
  7,000     EMC Corp.*.............................................        595
  6,900     International Business
                Machines Corp......................................      1,275
 11,000     Mercury Computer
                Systems, Inc.*.....................................        309
 18,000     MIPS Technologies Inc.*................................        576
 12,000     Pinnacle Systems, Inc,*................................        429
  5,000     Sun Microsystems, Inc.*................................        428
 16,000     Unisys Corp.*..........................................        551
                                                                      --------
                                                                         6,453

            COMPUTER SOFTWARE
              & SERVICES (10.8%)
 59,000     Acclaim Entertainment, Inc.*...........................        723
 14,000     American Management
                Systems, Inc.*.....................................        560
 11,000     Analytical Surveys, Inc.*..............................        339
 19,000     Apex PC Solutions Inc.*................................        549
 25,000     Ardent Software Inc.*..................................        575
  6,000     At Home Corp. Series "A"...............................        446
 15,000     Best Software, Inc.*...................................        356
  9,000     CSG Systems
                International, Inc.*...............................        711
  6,500     Citrix Systems, Inc.*..................................        631
  4,000     Compuware Corp.*.......................................        312
  6,000     Comverse Technology, Inc.*.............................        426
  9,000     Concord Communications
                Inc.*..............................................        511
 19,000     Dendrite International, Inc.*..........................        474
  7,500     Documentum, Inc.*......................................        401
 17,000     ECsoft Group PLC (ADR)*................................        599
 20,000     Electronics For Imaging Inc.*..........................        804
 16,000     Genesys Telecommunications
                Laboratories, Inc.*................................        356
 11,000     Great Plains Software Inc.*............................        531
 10,000     Henry (Jack) &
                Associates Inc.....................................        498
 14,000     Intelligroup Inc.*.....................................        250


--------------------------------------------------------------------------------
                                                                               7

The Value Line Special Situations Fund, Inc.

Schedule of Investments

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            COMPUTER SOFTWARE
              & SERVICES (Continued)
 10,000     International Network
                Services*..........................................   $    665
 10,000     Macrovision Corp.*.....................................        423
 17,000     MAPICS, Inc.*..........................................        281
 15,000     Mastech Corp.*.........................................        429
  7,000     Mercury Interactive Corp.*.............................        443
 10,000     META Group Inc.*.......................................        297
  4,000     Network Solutions Inc.
                Class "A"*.........................................        523
 14,000     New Dimension
                Software, Ltd.*....................................        674
 16,000     New Era of Networks, Inc.*.............................        704
 11,000     Oracle Corp.*..........................................        474
 17,000     Paychex, Inc...........................................        874
  9,000     Peregrine Systems, Inc.*...............................        417
  9,600     Policy Management
                Systems Corp.*.....................................        485
 18,400     Progress Software Corp.*...............................        621
 16,000     Project Software
                Development, Inc.*.................................        536
 19,000     Rational Software Corp.*...............................        504
 17,000     SPR Inc.*..............................................        293
 15,000     Siebel Systems, Inc.*..................................        509
  7,000     Sykes Enterprises Inc.*................................        213
 14,500     TSI International
                Software Ltd.*.....................................        694
 16,000     Verity Inc.*...........................................        424
                                                                      --------
                                                                        20,535

            DIVERSIFIED
              COMPANIES (0.3%)
  1,300     Sequa Corp. Class "A"*.................................         78
  7,000     Tyco International, Ltd................................        528
                                                                      --------
                                                                           606

            DRUG (4.7%)
 10,500     Amgen Inc.*............................................      1,098
 11,000     Biogen, Inc.*..........................................        913
 11,000     Forest Laboratories, Inc.*.............................        585
  6,000     Genentech, Inc.*.......................................        478
 13,000     Genzyme Corp.*.........................................        647
  4,500     K-V Pharmaceutical Co.
                Class "A"*.........................................         93
  7,000     Medco Research, Inc.*..................................        182
  8,500     MedImmune, Inc.*.......................................        845
 18,000     Mylan Laboratories, Inc................................        567
  6,000     Pfizer Inc.............................................        753
 16,000     Roberts Pharmaceutical
                Corp.*.............................................        348
 11,000     Schering-Plough Corp...................................        608
  8,000     Sepracor, Inc.*........................................        705
  7,100     Warner-Lambert Co......................................        534
 11,000     Watson Pharmaceuticals,
                Inc.*..............................................        691
                                                                      --------
                                                                         9,047

            DRUGSTORE (0.6%)
  9,000     CVS Corp...............................................        495
 13,000     Rite Aid Corp..........................................        644
                                                                      --------
                                                                         1,139

            EDUCATIONAL
              SERVICES (0.6%)
  8,000     Advantage Learning
                Systems, Inc.*.....................................        526
 26,400     Education Management
                Corp.*.............................................        624
                                                                      --------
                                                                         1,150

            ELECTRIC UTILITY-
              EAST (0.7%)
  8,000     CMP Group Inc..........................................        151
 11,000     Florida Progress Corp..................................        493
 16,000     PECO Energy Co.........................................        666
                                                                      --------
                                                                         1,310


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            ELECTRICAL
              EQUIPMENT (1.6%)
 13,000     Corning Inc............................................   $    585
 12,000     General Electric Co....................................      1,225
 21,000     Power Integrations, Inc.*..............................        526
 19,000     Semtech Corp.*.........................................        682
                                                                      --------
                                                                         3,018

            ELECTRONICS (2.5%)
 14,000     Gemstar International
                Group, Ltd.*.......................................        802
 10,000     Gilat Satellite Networks
                Ltd.*..............................................        551
  9,000     Flextronics International
                Ltd.*..............................................        771
  7,000     Lexmark International
                Group, Inc. Class "A"*.............................        703
  7,000     Plantronics Inc.*......................................        602
 16,000     Plexus Corp.*..........................................        542
 11,250     Symbol Technologies, Inc...............................        719
                                                                      --------
                                                                         4,690

            ENTERTAINMENT (2.0%)
 17,000     CBS Corp.*.............................................        557
 13,000     Capstar Broadcasting Corp.
                Class "A"*.........................................        297
 11,544     Chancellor Media Corp.*................................        553
  7,000     Clear Channel
                Communications, Inc..*.............................        382
  4,000     Jacor Communications, Inc.*............................        257
  8,000     SFX Entertainment, Inc.
                Class "A"*.........................................        439
 16,000     Time Warner Inc........................................        993
 12,000     USA Networks Inc.*.....................................        397
                                                                      --------
                                                                         3,875

            ENVIRONMENTAL (0.1%)
  7,000     Allied Waste Industries, Inc.*.........................        165

            FINANCIAL
              SERVICES (1.1%)
 23,000     Doral Financial Corp...................................        509
 11,000     HealthCare Financial
                Partners, Inc.*....................................        439
  7,500     Providian Financial Corp...............................        563
  5,600     SEI Investments Company................................        556
                                                                      --------
                                                                         2,067

            FOOD PROCESSING (0.3%)
 16,800     Earthgrains Co. (The)..................................        520

            FURNITURE/HOME
              FURNISHINGS (1.1%)
 16,000     Department 56, Inc.*...................................        601
  4,500     Furniture Brands
                International, Inc.*...............................        122
 13,000     Juno Lighting, Inc.....................................        304
 11,500     Mohawk Industries, Inc.*...............................        484
 27,000     Shaw Industries, Inc.*.................................        655
                                                                      --------
                                                                         2,166

            GROCERY (1.1%)
 12,000     Albertson's Inc........................................        764
 12,000     Kroger Co.*............................................        726
 11,000     Safeway, Inc.*.........................................        670
                                                                      --------
                                                                         2,160

            HEALTHCARE
              INFORMATION
              SYSTEMS (0.1%)
  6,000     HBO & Co...............................................        172

            HOME APPLIANCE (0.5%)
 11,000     Maytag Corp............................................        685
 11,000     Rent-Way, Inc.*........................................        267
                                                                      --------
                                                                           952

            HOMEBUILDING (0.1%)
  7,000     Lennar Corp............................................        177


--------------------------------------------------------------------------------
                                                                               9

The Value Line Special Situations Fund, Inc.

Schedule of Investments

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            HOUSEHOLD
              PRODUCTS (0.7%)
  4,000     Clorox Company (The)...................................   $    467
 15,000     Ralston-Purina Group...................................        486
  4,000     Rent-A-Center, Inc.*...................................        127
  7,000     Scotts Company (The)
                Class "A"*.........................................        269
                                                                      --------
                                                                         1,349

            INDUSTRIAL
              SERVICES (3.0%)
 23,000     ACNielson Corp.*.......................................        650
  2,000     ChoicePoint Inc.*......................................        129
 10,000     Lason Inc.*............................................        582
 14,000     Matthews International Corp.
                Class "A"..........................................        441
 14,700     Metzler Group Inc.*....................................        716
 16,200     National Computer
                Systems, Inc.......................................        599
 12,000     Profit Recovery Group
                International, Inc. (The)*.........................        449
  9,000     QRS Corp.*.............................................        432
 12,000     RCM Technologies, Inc.*................................        318
 17,431     Romac International, Inc.*.............................        388
  4,100     Sabre Group Holdings Inc.
                Class "A"*.........................................        182
 20,000     Select Appointments Holdings
                PLC (ADR)..........................................        430
 21,000     URS Corp.*.............................................        491
                                                                      --------
                                                                         5,807

            INSURANCE-
              DIVERSIFIED (1.2%)
 13,000     American Bankers
                Insurance Group, Inc...............................        629
  5,600     American General Corp..................................        437
  9,000     Blanch (E.W.) Holdings Inc.............................        427
 14,850     Fidelity National
                Financial, Inc.....................................        453
  8,000     First American Financial
                Corp. (The)........................................        257
                                                                      --------
                                                                         2,203

            INSURANCE--LIFE (1.2%)
 15,000     AFLAC, Inc.............................................        660
  8,700     Jefferson-Pilot Corp...................................        652
  7,000     Reinsurance Group
                of America Inc.....................................        490
  7,000     SunAmerica Inc.........................................        568
                                                                      --------
                                                                         2,370

            INSURANCE--PROPERTY/
              CASUALTY (0.6%)
 35,000     Headway Corporate
                Resources, Inc.*...................................        214
  5,000     Progressive Corp.......................................        847
                                                                      --------
                                                                         1,061

            INTERNET (1.3%)
 10,000     DoubleClick Inc.*......................................        456
  4,000     Inktomi Corp.*.........................................        517
 19,000     Macromedia Inc.*.......................................        640
 14,000     Network Appliance Inc.*................................        630
  4,500     Ticketmaster Online--
                Citysearch, Inc. Class "B"*........................        252
                                                                      --------
                                                                         2,495

            MACHINERY (1.5%)
 11,000     Astec Industries, Inc.*................................        612
 12,000     Briggs & Stratton Corp.................................        599
 14,000     Commercial Intertech Corp..............................        181
 12,000     Ingersoll-Rand Co......................................        563
 10,500     Manitowoc Co., Inc.....................................        466
 16,000     Terex Corp.*...........................................        457
                                                                      --------
                                                                         2,878

            MANUFACTURED
              HOUSING/
              RECREATIONAL
              VEHICLES (0.4%)
 15,000     Monaco Coach Corp.*....................................        397
 16,500     National R.V. Holdings, Inc.*..........................        425
                                                                      --------
                                                                           822


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            MEDICAL SERVICES (2.9%)
  7,000     CIGNA Corp.............................................   $    541
 16,000     CareMatrix Corp.*......................................        490
 22,000     Hanger Orthopedic
                Group, Inc.*.......................................        495
 21,000     Hooper Holmes, Inc.....................................        609
 15,000     Integrated Health
                Services, Inc......................................        212
 13,000     Osteotech, Inc.*.......................................        605
  4,000     PacifiCare Health Systems,
                Inc. Class "B"*....................................        318
 24,000     Res-Care, Inc.*........................................        592
 12,000     Sunrise Assisted Living Inc.*..........................        622
 19,000     Veterinary Centers
                of America Inc.*...................................        379
  8,000     WellPoint Health
                Networks Inc.*.....................................        696
                                                                      --------
                                                                         5,559
            MEDICAL SUPPLIES (5.1%)
 12,500     Allergan, Inc..........................................        809
 20,000     Alpharma Inc...........................................        706
  7,700     Arterial Vascular
                Engineering, Inc.*.................................        404
 21,000     Bergen Brunswig Corp.
                Class "A"..........................................        732
 15,333     Bindley Western
                Industries, Inc....................................        755
 12,000     Biomatrix Inc.*........................................        699
 11,000     Centocor, Inc.*........................................        496
 10,000     Conmed Corp.*..........................................        330
 18,000     D&K Healthcare
                Resources, Inc.*...................................        491
  8,000     McKesson Corp..........................................        633
 10,245     Medtronic, Inc.........................................        761
  2,000     Ocular Sciences Inc.*..................................         54
 20,800     ResMed Inc.*...........................................        944
  4,000     Schein (Henry) Inc.*...................................        179
  3,700     Sofamor Danek Group, Inc.*.............................        450
  8,000     VISX, Inc.*............................................        700
 15,000     Xomed Surgical Products Inc.*..........................        480
                                                                      --------
                                                                         9,623

            METAL FABRICATING
              (0.1%)
  4,000     SPS Technologies Inc.*.................................        227

            NATURAL GAS-
              DIVERSIFIED (0.5%)
 10,000     El Paso Energy Corp....................................        348
 11,000     Enron Corp.............................................        628
                                                                      --------
                                                                           976

            OFFICE EQUIPMENT &
              SUPPLIES (1.2%)
 13,000     Knoll, Inc.*...........................................        385
 16,000     Office Depot, Inc.*....................................        591
  8,000     Pitney Bowes, Inc......................................        529
 18,000     Staples, Inc.*.........................................        786
                                                                      --------
                                                                         2,291

            OILFIELD SERVICES/
              EQUIPMENT (0.2%)
 15,000     Core Laboratories N.V.*................................        287

            OTHER (0.2%)
 22,000     America Bank Note
                Holographics, Inc.*................................        385
  3,000     Celestica Inc.*........................................         74
                                                                      --------
                                                                           459

            PRECISION
              INSTRUMENT (1.4%)
 16,000     Hutchinson Technology Inc.*............................        570
 19,000     Optical Coating
                Laboratory, Inc....................................        494
 14,000     Orbotech Ltd.*.........................................        663
  1,960     Thermo Vision Corp.*...................................          6
 10,400     Waters Corp.*..........................................        907
                                                                      --------
                                                                         2,640


--------------------------------------------------------------------------------
                                                                              11

The Value Line Special Situations Fund, Inc.

Schedule of Investments

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------
            PUBLISHING (1.9%)
  7,700     Consolidated Graphics, Inc.*...........................   $    520
 13,000     Houghton Mifflin Co....................................        614
  8,500     McGraw-Hill
                Companies, Inc. (The)..............................        866
  7,000     Meredith Corp..........................................        265
 13,000     Valassis Communications,
                Inc.*..............................................        671
 12,000     Wiley (John) & Sons, Inc.
                Class "A"..........................................        580
                                                                      --------
                                                                         3,516

            RAILROAD (0.2%)
 22,000     Johnstown America
                Industries, Inc.*..................................        289

            RECREATION (1.6%)
 16,000     First Years, Inc. (The)................................        253
 12,000     Harley-Davidson, Inc...................................        569
 10,000     International Speedway Corp.
                Class "A"..........................................        405
 11,000     Polaris Industries, Inc................................        431
 14,000     Royal Caribbean
                Cruises, Ltd.......................................        518
 15,000     Steiner Leisure Ltd.*..................................        480
 16,000     THQ, Inc.*.............................................        448
                                                                      --------
                                                                         3,104

            RESTAURANT (2.1%)
 22,000     Bob Evans Farms, Inc...................................        573
 22,000     Brinker International, Inc.*...........................        635
 30,000     Foodmaker Inc.*........................................        662
  1,400     P.F. Chang's China
                Bistro Inc.*.......................................         32
 14,000     Papa John's International,
                Inc.*..............................................        618
 28,400     Ruby Tuesday, Inc......................................        604
 19,000     Ryan's Family Steak
                Houses Inc.*.......................................        235
 12,000     Tricon Global
                Restaurants Inc.*..................................        601
                                                                      --------
                                                                         3,960

            RETAIL BUILDING
              SUPPLY (0.6%)
 15,000     Eagle Hardware &
                Garden, Inc.*......................................        487
 10,000     Home Depot Inc. (The)..................................        612
                                                                      --------
                                                                         1,099

            RETAIL-
              SPECIAL LINES (6.3%)
  9,000     Abercrombie & Fitch Co.
                Class "A"*.........................................        637
  8,400     American Eagle
                Outfitters, Inc.*..................................        560
 16,000     AnnTaylor Stores Corp.*................................        631
 17,000     Bed Bath & Beyond Inc.*................................        580
 12,000     Best Buy Co., Inc.*....................................        736
 10,500     Buckle Inc.* (The).....................................        252
  7,200     Circuit City Stores --
                Circuit City Group ................................        359
 30,000     DM Management Company*.................................        570
  7,750     Dollar Tree Stores, Inc.*..............................        339
 15,000     Fingerhut Companies, Inc...............................        232
 14,000     Fossil Inc.*...........................................        402
  9,000     Gap, Inc...............................................        506
 19,000     Group 1 Automotive Inc.*...............................        494
 15,000     Hollywood
                Entertainment Corp.*...............................        409
  8,500     Insight Enterprises, Inc.*.............................        432
 17,000     Linens `N' Things, Inc.*...............................        674
 21,000     Maxim Group Inc.* (The)................................        504
 26,000     Media Arts Group Inc.*.................................        366
 10,500     Men's Wearhouse, Inc. (The)*...........................        333
 11,000     Micro Warehouse, Inc.*.................................        372
 36,000     Musicland Stores Corp.*................................        538
  6,000     Sonic Automotive, Inc.*................................        207
 19,000     TJX Companies, Inc.....................................        551
 16,000     Trans World
                Entertainment Corp.*...............................        305
 21,000     United Retail Group, Inc.*.............................        226
 13,000     Williams-Sonoma, Inc.*.................................        524
 10,000     Zale Corp.*............................................        322
                                                                      --------
                                                                        12,061


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1998

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            RETAIL STORE (1.8%)
 14,000     Ames Department
                Stores, Inc.*......................................   $    378
  8,000     Dayton Hudson Corp.....................................        434
 24,000     Kmart Corp.*...........................................        368
  6,600     Kohl's Corp.*..........................................        405
  9,687     99 Cents Only Stores *.................................        476
  6,000     Pacific Sunwear of
                California, Inc.*..................................         98
 10,000     ShopKo Stores, Inc.*...................................        333
 12,000     Wal-Mart Stores, Inc...................................        977
                                                                      --------
                                                                         3,469

            SEMICONDUCTOR (2.5%)
 10,000     Applied Micro
                Circuits Corp.*....................................        340
  8,500     Micron Technology, Inc.*...............................        430
  2,000     Motorola, Inc..........................................        122
  8,000     PMC-Sierra, Inc.*......................................        505
  7,000     QLogic Corp.*..........................................        916
 19,000     RF Micro Devices Inc.*.................................        881
  5,000     Rambus Inc.*...........................................        481
 18,000     TranSwitch Corp.*......................................        701
  8,000     Vitesse Semiconductor
                Corp.*.............................................        365
                                                                      --------
                                                                         4,741

            SEMICONDUCTOR-
              CAPITAL EQUIPMENT
              (0.6%)
 10,000     Altera Corp.*..........................................        609
 10,000     Electro Scientific
                Industries, Inc.*..................................        453
                                                                      --------
                                                                         1,062

            TELECOMMUNICATIONS EQUIPMENT (2.3%)
 17,200     AVT Corp.*.............................................        499
 14,000     General Instrument Corp.*..............................        475
 25,000     InterVoice, Inc.*......................................        862
 10,000     L-3 Communications
                Holdings, Inc.*....................................        466
 33,000     Polycom, Inc.*.........................................        734
 12,625     Superior TeleCom Inc.*.................................        597
 17,000     Tekelec*...............................................        282
 21,000     Viatel Inc.*...........................................        480
                                                                      --------
                                                                         4,395

            TELECOMMUNICATION
              SERVICES (4.5%)
  9,000     AT & T Corp............................................        677
  7,000     AirTouch
                Communications, Inc.*..............................        505
 10,000     BellSouth Corp.........................................        499
 14,750     Century Telephone
                Enterprises, Inc...................................        996
 12,000     DyCom Industries, Inc.*................................        685
 22,000     GeoTel Communications
                Corp.*.............................................        819
  8,000     MCI WorldCom Inc.*.....................................        574
 12,000     MediaOne Group Inc.*...................................        564
 24,000     Metromedia Fiber
                Network Inc. Class "A"*............................        804
 12,000     Pacific Gateway
                Exchange, Inc.*....................................        577
 14,000     SBC Communications Inc.................................        751
 14,000     Teleglobe Inc..........................................        504
 10,000     U.S. West, Inc.........................................        646
                                                                      --------
                                                                         8,601


--------------------------------------------------------------------------------
                                                                              13

The Value Line Special Situations Fund, Inc.

Schedule of Investments                                        December 31, 1998

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                           (in thousands)
--------------------------------------------------------------------------------

            THRIFT (0.5%)
 19,000     Dime Bancorp, Inc......................................   $    502
  8,000     Downey Financial Corp..................................        204
  8,000     GreenPoint Financial Corp..............................        281
                                                                      --------
                                                                           987

            TOILETRIES/
              COSMETICS (0.6%)
 13,000     Chattem Inc.*..........................................        622
  6,000     Estee Lauder (The)
                Companies, Inc. Class "A"..........................        513
                                                                      --------
                                                                         1,135

            TRUCKING/
              TRANSPORTATION
              LEASING (0.5%)
  7,000     Hertz Corp. (The) Class "A"............................        319
  6,000     Landstar System Inc.*..................................        245
  2,600     M.S. Carriers, Inc.*...................................         86
 12,000     MotivePower
                Industries, Inc.*..................................        386
                                                                      --------
                                                                         1,036
                                                                      --------

            TOTAL COMMON
                STOCKS AND
                TOTAL INVESTMENT
                SECURITIES (90.7%)
                (Cost $126,908,000)................................    172,976
                                                                      --------

--------------------------------------------------------------------------------
                                                                       Value
  Principal                                                       (in thousands)
   Amounts                                                      except per share
(in thousands)                                                        amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (10.0%)
(including accrued interest)
$19,100 Collateralized by $18,605,000
                U.S. Treasury Notes 6 5/8%,
                due 6/30/01, with a value
                of $19,457,000 (with
                Morgan Stanley & Co., Inc.,
                4.62%, dated 12/31/98,
                due 1/3/99, delivery value
                of $19,110,000)....................................   $ 19,102

EXCESS OF LIABILITIES
OVER CASH AND
RECEIVABLES (-0.7%) ...............................................     (1,444)
                                                                      --------

NET ASSETS (100.0%) ...............................................   $190,634
                                                                      ========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($190,633,703 / 10,767,225 shares
outstanding) ......................................................    $ 17.70
                                                                      ========

* Non-income producing

(ADR) American Depositary Receipts.


See Notes to Financial Statements

--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Assets
and Liabilities at December 31, 1998

                                                                     Dollars
                                                                  (in thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost-$126,908) ............................................      $172,976
Repurchase agreement (Cost--$19,102) .........................        19,102
Cash .........................................................           675
Receivable for capital shares sold ...........................         2,334
Receivable for securities sold ...............................           968
Dividends receivable .........................................            46
                                                                    --------
      Total Assets ...........................................       196,101
                                                                    --------
Liabilities:
Payable for securities purchased .............................         4,831
Payable for capital shares repurchased .......................           440
Accrued expenses:
  Advisory fee ...............................................           109
  Other ......................................................            87
                                                                    --------
      Total Liabilities ......................................         5,467
                                                                    --------
Net Assets ...................................................      $190,634
                                                                    ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 10,767,225 shares) .............................      $ 10,767
Additional paid-in capital ...................................       128,715
Undistributed net realized gain
  on investments .............................................         5,084
Net unrealized appreciation
  of investments .............................................        46,068
                                                                    --------
Net Assets ...................................................      $190,634
                                                                    ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($190,633,703 / 10,767,225
  shares outstanding) ........................................      $  17.70
                                                                    ========


Statement of Operations
for the Year Ended December 31, 1998



                                                                     Dollars
                                                                  (in thousands)
                                                                  --------------
Investment Income:
Dividends (Net of foreign
  withholding taxes of $3) ................................         $    537
Interest ..................................................              400
                                                                    --------
      Total Income ........................................              937
                                                                    --------
Expenses:
Advisory fee ..............................................            1,035
Transfer agent ............................................              117
Custodian fees ............................................               81
Postage ...................................................               41
Auditing and legal fees ...................................               36
Printing and stationery ...................................               34
Registration fees .........................................               33
Telephone and wire charges ................................               25
Directors' fees and expenses ..............................               15
Insurance, dues and other .................................                8
                                                                    --------
      Total Expenses Before
        Custody Credits ...................................            1,425
      Less: Custody Credits ...............................              (10)
                                                                    --------
      Net Expenses ........................................            1,415
                                                                    --------
Net Investment Loss .......................................             (478)
                                                                    --------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain .....................................           13,927
    Change in Net Unrealized
      Appreciation ........................................           28,446
                                                                    --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ..........................................           42,373
                                                                    --------
Net Increase in Net Assets from
  Operations ..............................................         $ 41,895
                                                                    ========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              15

The Value Line Special Situations Fund, Inc.


Statement of Changes in Net Assets
for the Years Ended December 31, 1998 and 1997

-----------------------------------------------------------------------------------------------------
                                                                              1998             1997
                                                                            -------------------------
                                                                             (Dollars in thousands)
Operations:
  Net investment loss .................................................     $   (478)        $   (142)
  Net realized gain on investments ....................................       13,927           18,163
  Change in net unrealized appreciation ...............................       28,446            9,607
                                                                            -------------------------
  Net increase in net assets from operations...........................       41,895           27,628
                                                                            -------------------------

Distributions to Shareholders:
  Net investment income ...............................................          --                (4)
  Net realized gain from investment transactions.......................      (10,402)         (19,857)
                                                                            -------------------------
  Total distributions .................................................      (10,402)         (19,861)
                                                                            -------------------------

Capital Share Transactions:
  Proceeds from sale of shares ........................................      151,465           50,634
  Proceeds from reinvestment of distributions to shareholders..........        8,828           17,814
  Cost of shares repurchased ..........................................     (117,192)         (49,769)
                                                                            -------------------------
  Increase from capital share transactions ............................       43,101           18,679
                                                                            -------------------------

Total Increase ........................................................       74,594           26,446

Net Assets:
  Beginning of year ...................................................      116,040           89,594
                                                                            -------------------------
  End of year .........................................................     $190,634         $116,040
                                                                            =========================



See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                  December 31, 1998
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
                                                                              17

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements                                  December 31, 1998
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      Year Ended     Year Ended
                                                     December 31,   December 31,
                                                         1998           1997
                                                     ---------------------------
Shares sold ......................................       9,467          3,023
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..............................         530          1,293
                                                     ---------------------------
                                                         9,997          4,316
Shares repurchased ...............................       7,242          3,018
                                                     ---------------------------
Net increase .....................................       2,755          1,298
                                                     ===========================
Dividends per share from net
  investment income ..............................     $    --       $ .00061
                                                     ===========================
Distributions per share from
  net realized gains .............................     $1.0435       $2.98500
                                                     ===========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Year Ended
                                                                   December 31,
                                                                       1998
                                                                  (in thousands)
                                                                 --------------
PURCHASES:
Investment Securities ...................................            $261,190
                                                                     ========
SALES:
Investment Securities ...................................            $238,602
                                                                     ========

At December 31, 1998, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $146,192,000. The aggregate appreciation and depreciation of investments at December 31, 1998, based on a comparison of investment values and their costs for federal income tax purposes, was $47,065,000 and $1,179,000 respectively, resulting in a net appreciation of $45,886,000.

Permanent book-tax differences relating to shareholder distributions are reclassified within the composition of net asset accounts. In the current year the Fund reclassified $478,000 from accumulated net investment loss to undistributed net realized gain on investments. Net investment loss, net realized gain, and net assets were not affected by this reclassification.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $1,035,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 1998. This was computed at an annual rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1998, the Fund paid brokerage commissions totalling $190,755 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 1,035,992 shares of the Fund's capital stock, representing 9.6% of the outstanding shares at December 31, 1998. In addition, certain officers and directors of the Fund owned 142,108 shares of the Fund, representing 1.3% of the shares outstanding.


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

                                                                   Years Ended December 31,
                                                 ----------------------------------------------------------------
                                                   1998            1997           1996           1995      1994
                                                 --------        --------        -------       -------    -------
Net asset value, beginning of year ...........   $  14.48        $  13.34        $ 16.24       $ 16.15    $ 16.95
                                                 ----------------------------------------------------------------

  Income (loss) from investment operations:
    Net investment income (loss) .............       (.04)           (.02)           .26           .06       (.07)
    Net gains or losses on securities
      (both realized and unrealized) .........       4.30            4.15            .85          4.58        .23
                                                 ----------------------------------------------------------------
    Total from investment operations .........       4.26            4.13           1.11          4.64        .16
                                                 ----------------------------------------------------------------

  Less distributions:
    Dividends from net investment income .....         --                #          (.26)         (.06)        --
    Distributions from capital gains .........      (1.04)          (2.99)         (3.75)        (4.49)      (.96)
                                                 ----------------------------------------------------------------
    Total distributions ......................      (1.04)          (2.99)         (4.01)        (4.55)      (.96)
                                                 ----------------------------------------------------------------

Net asset value, end of year .................   $  17.70        $  14.48        $ 13.34       $ 16.24    $ 16.15
                                                 ================================================================

Total return .................................      29.88%          32.10%          7.24%        28.96%      1.03%
                                                 ================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .......   $190,634        $116,040        $89,594       $98,408    $90,180
Ratio of expenses to average net assets ......       1.02%(1)        1.08%(1)       1.08%(1)      1.06%      1.10%
Ratio of net investment (loss) income
  to average net assets ......................       (.34)%          (.14)%         1.44%         0.32%     (0.46)%
Portfolio turnover rate ......................        183%            240%           146%           10%        37%

#    Dividend paid was less than one cent per share

(1) After offset of custody credits. Excluding the custody credits would not have changed the expense ratio.


See Notes to Financial Statements


--------------------------------------------------------------------------------
                                                                              19

The Value Line Special Situations Fund, Inc.

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

February 12, 1999

--------------------------------------------------------------------------------

                          Other Information (unaudited)

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


--------------------------------------------------------------------------------
20

================================================================================
INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Philip Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).





                                                                         #504799